PGIM S&P 500 Buffer 12 ETF - November
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 103.8%
Affiliated Mutual Fund 1.4%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $55,282)(wb)	55,282	$55,282
Options Purchased*~ 102.4%
(cost $3,825,877)		3,964,310

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.8% (cost $3,881,159)		4,019,592
Options Written*~ (3.8)%
(premiums received $134,109)		(145,664)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $3,747,050)		3,873,928
Liabilities in excess of other assets(z) (0.0)%		(444)

Net Assets 100.0%		$3,873,484

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$5.69		65		7	$3,858,552
SPDR S&P 500 ETF Trust	Put	10/31/25	$568.64		65		7	105,758
Total Options Purchased (cost $3,825,877)								$3,964,310

PGIM S&P 500 Buffer 12 ETF - November
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/25	$648.53		65		7	$(97,108)
SPDR S&P 500 ETF Trust	Put	10/31/25	$500.40		65		7	(48,556)
Total Options Written (premiums received $134,109)							$(145,664)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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